UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48454-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
October 31, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (99.2%)

            CONSUMER DISCRETIONARY (23.7%)
            ------------------------------
            ADVERTISING (0.5%)
   89,508   Omnicom Group, Inc.                                       $    6,097
                                                                      ----------
            APPAREL RETAIL (1.3%)
   44,892   Buckle, Inc.                                                   2,197
   89,700   Ross Stores, Inc.                                              6,938
   95,460   TJX Companies, Inc.                                            5,803
                                                                      ----------
                                                                          14,938
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   95,402   Lululemon Athletica, Inc.*                                     6,587
   34,500   Ralph Lauren Corp.                                             5,715
                                                                      ----------
                                                                          12,302
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.6%)
   71,800   BorgWarner, Inc.                                               7,405
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.4%)
  284,391   Ford Motor Co.                                                 4,866
                                                                      ----------
            AUTOMOTIVE RETAIL (0.5%)
   50,763   O'Reilly Automotive, Inc.*                                     6,285
                                                                      ----------
            BROADCASTING (1.1%)
  139,500   CBS Corp. "B"                                                  8,250
   19,013   Discovery Communications, Inc. "A"*                            1,691
   39,391   Scripps Networks Interactive "A"                               3,171
                                                                      ----------
                                                                          13,112
                                                                      ----------
            CABLE & SATELLITE (1.7%)
  203,614   Comcast Corp. "A"                                              9,688
   83,600   Liberty Global plc "A"*                                        6,552
1,158,567   Sirius XM Radio, Inc.                                          4,368
                                                                      ----------
                                                                          20,608
                                                                      ----------
            CASINOS & GAMING (0.8%)
   56,101   Wynn Resorts Ltd.                                              9,327
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
   51,300   Best Buy Co., Inc.                                             2,196
                                                                      ----------
            EDUCATION SERVICES (0.0%)
   12,470   ITT Educational Services, Inc.*                                  500
                                                                      ----------
            FOOTWEAR (1.3%)
  197,720   NIKE, Inc. "B"                                                14,979
                                                                      ----------
            GENERAL MERCHANDISE STORES (1.1%)
  158,700   Dollar General Corp.*                                          9,170
   70,559   Dollar Tree, Inc.*                                             4,120
                                                                      ----------
                                                                          13,290
                                                                      ----------

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1  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HOME IMPROVEMENT RETAIL (2.6%)
  136,443   Home Depot, Inc.                                          $   10,627
  405,358   Lowe's Companies, Inc.                                        20,179
                                                                      ----------
                                                                          30,806
                                                                      ----------
            HOMEBUILDING (0.2%)
  105,570   PulteGroup, Inc.                                               1,863
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.8%)
   65,816   Starwood Hotels & Resorts Worldwide, Inc.                      4,845
   78,238   Wyndham Worldwide Corp.                                        5,195
                                                                      ----------
                                                                          10,040
                                                                      ----------
            INTERNET RETAIL (4.4%)
   71,146   Amazon.com, Inc.*                                             25,899
   25,415   priceline.com, Inc.*                                          26,783
                                                                      ----------
                                                                          52,682
                                                                      ----------
            MOVIES & ENTERTAINMENT (1.9%)
  453,023   Twenty-First Century Fox, Inc. "A"                            15,439
  102,200   Walt Disney Co.                                                7,010
                                                                      ----------
                                                                          22,449
                                                                      ----------
            RESTAURANTS (1.9%)
   16,427   Chipotle Mexican Grill, Inc.*                                  8,656
  165,400   Starbucks Corp.                                               13,406
                                                                      ----------
                                                                          22,062
                                                                      ----------
            SPECIALTY STORES (1.4%)
   34,542   Five Below, Inc.*                                              1,667
   55,915   PetSmart, Inc.                                                 4,068
   83,100   Ulta Salon, Cosmetics & Fragrance, Inc.*                      10,708
                                                                      ----------
                                                                          16,443
                                                                      ----------
            Total Consumer Discretionary                                 282,250
                                                                      ----------
            CONSUMER STAPLES (3.2%)
            -----------------------
            BREWERS (0.4%)
   43,088   Anheuser-Busch InBev N.V. ADR                                  4,469
                                                                      ----------
            DRUG RETAIL (0.9%)
  174,813   CVS Caremark Corp.                                            10,884
                                                                      ----------
            FOOD RETAIL (0.2%)
   38,500   Whole Foods Market, Inc.                                       2,430
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (1.0%)
  102,057   Costco Wholesale Corp.                                        12,043
                                                                      ----------
            PACKAGED FOODS & MEAT (0.2%)
   33,062   Green Mountain Coffee Roasters, Inc.*                          2,077
                                                                      ----------
            PERSONAL PRODUCTS (0.5%)
   93,300   Estee Lauder Companies, Inc. "A"                               6,621
                                                                      ----------
            Total Consumer Staples                                        38,524
                                                                      ----------
            ENERGY (4.1%)
            -------------
            OIL & GAS DRILLING (0.1%)
   33,841   Transocean Ltd.                                                1,593
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (1.5%)
   49,824   National-Oilwell Varco, Inc.                                   4,045
   47,089   Oceaneering International, Inc.                                4,044
   99,500   Schlumberger Ltd.                                              9,325
                                                                      ----------
                                                                          17,414
                                                                      ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
   30,700   EOG Resources, Inc.                                       $    5,477
   99,500   Noble Energy, Inc.                                             7,456
   33,300   Pioneer Natural Resources Co.                                  6,819
   81,000   Range Resources Corp.                                          6,132
                                                                      ----------
                                                                          25,884
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.3%)
   93,431   Valero Energy Corp.                                            3,846
                                                                      ----------
            Total Energy                                                  48,737
                                                                      ----------
            FINANCIALS (5.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   38,260   BlackRock, Inc.                                               11,509
                                                                      ----------
            CONSUMER FINANCE (1.3%)
  191,969   American Express Co.                                          15,703
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (1.0%)
   97,700   Charles Schwab Corp.                                           2,213
  326,100   Morgan Stanley                                                 9,369
                                                                      ----------
                                                                          11,582
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
  442,978   Bank of America Corp.                                          6,184
   58,410   JPMorgan Chase & Co.                                           3,010
                                                                      ----------
                                                                           9,194
                                                                      ----------
            REITs - SPECIALIZED (0.8%)
  118,500   American Tower Corp.                                           9,403
                                                                      ----------
            SPECIALIZED FINANCE (0.3%)
   22,080   IntercontinentalExchange, Inc.*                                4,256
                                                                      ----------
            Total Financials                                              61,647
                                                                      ----------
            HEALTH CARE (15.3%)
            -------------------
            BIOTECHNOLOGY (8.1%)
   52,200   Alexion Pharmaceuticals, Inc.*                                 6,418
  211,424   Amgen, Inc.                                                   24,525
   75,378   Biogen Idec, Inc.*                                            18,407
  167,227   Celgene Corp.*                                                24,831
  317,096   Gilead Sciences, Inc.*                                        22,511
                                                                      ----------
                                                                          96,692
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.6%)
   45,916   McKesson Corp.                                                 7,179
                                                                      ----------
            HEALTH CARE EQUIPMENT (2.0%)
   43,082   Becton, Dickinson & Co.                                        4,529
   41,490   C.R. Bard, Inc.                                                5,652
  131,252   Medtronic, Inc.                                                7,534
   65,249   Zimmer Holdings, Inc.                                          5,707
                                                                      ----------
                                                                          23,422
                                                                      ----------
            HEALTH CARE SERVICES (0.8%)
  116,700   Catamaran Corp.*                                               5,480
   73,755   Express Scripts Holdings Co.*                                  4,611
                                                                      ----------
                                                                          10,091
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.9%)
   25,800   athenahealth, Inc.*                                            3,444
  126,300   Cerner Corp.*                                                  7,077
                                                                      ----------
                                                                          10,521
                                                                      ----------

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3  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
   71,262   Bruker Corp.*                                             $    1,457
                                                                      ----------
            MANAGED HEALTH CARE (0.4%)
   68,110   Aetna, Inc.                                                    4,271
                                                                      ----------
            PHARMACEUTICALS (2.4%)
  109,700   Bristol-Myers Squibb Co.                                       5,761
  124,660   Eli Lilly and Co.                                              6,211
   51,898   Johnson & Johnson                                              4,806
   96,625   Merck & Co., Inc.                                              4,357
  241,900   Zoetis, Inc.                                                   7,659
                                                                      ----------
                                                                          28,794
                                                                      ----------
            Total Health Care                                            182,427
                                                                      ----------
            INDUSTRIALS (12.9%)
            -------------------
            AEROSPACE & DEFENSE (4.3%)
  101,276   Boeing Co.                                                    13,217
   91,159   Honeywell International, Inc.                                  7,906
   45,800   Precision Castparts Corp.                                     11,608
  176,846   United Technologies Corp.                                     18,790
                                                                      ----------
                                                                          51,521
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.4%)
   50,963   United Parcel Service, Inc. "B"                                5,007
                                                                      ----------
            AIRLINES (0.4%)
  163,800   Delta Air Lines, Inc.                                          4,321
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
   26,198   Rockwell Automation, Inc.                                      2,892
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (2.9%)
   77,199   3M Co.                                                         9,715
  347,302   Danaher Corp.                                                 25,037
                                                                      ----------
                                                                          34,752
                                                                      ----------
            INDUSTRIAL MACHINERY (1.3%)
   57,329   Dover Corp.                                                    5,262
   46,545   Illinois Tool Works, Inc.                                      3,668
   58,003   Parker-Hannifin Corp.                                          6,770
                                                                      ----------
                                                                          15,700
                                                                      ----------
            RAILROADS (2.2%)
   25,600   Kansas City Southern                                           3,111
  149,900   Union Pacific Corp.                                           22,695
                                                                      ----------
                                                                          25,806
                                                                      ----------
            SECURITY & ALARM SERVICES (0.4%)
   48,000   ADT Corp.                                                      2,082
   78,866   Tyco International Ltd.                                        2,882
                                                                      ----------
                                                                           4,964
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
   23,670   W.W. Grainger, Inc.                                            6,366
                                                                      ----------
            TRUCKING (0.2%)
   98,868   Hertz Global Holdings, Inc.*                                   2,270
                                                                      ----------
            Total Industrials                                            153,599
                                                                      ----------
            INFORMATION TECHNOLOGY (31.1%)
            ------------------------------
            APPLICATION SOFTWARE (2.4%)
   55,126   Informatica Corp.*                                             2,128
   45,898   Intuit, Inc.                                                   3,278

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  410,444   Salesforce.com, Inc.*                                     $   21,901
   12,330   Splunk, Inc.*                                                    773
                                                                      ----------
                                                                          28,080
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (2.5%)
  694,644   Cisco Systems, Inc.                                           15,629
   41,000   F5 Networks, Inc.*                                             3,342
   96,113   Juniper Networks, Inc.*                                        1,792
  131,106   QUALCOMM, Inc.                                                 9,108
                                                                      ----------
                                                                          29,871
                                                                      ----------
            COMPUTER HARDWARE (2.9%)
   66,167   Apple, Inc.                                                   34,562
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (1.8%)
  275,714   NetApp, Inc.                                                  10,701
   89,858   SanDisk Corp.                                                  6,245
   61,351   Western Digital Corp.                                          4,272
                                                                      ----------
                                                                          21,218
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (4.2%)
   19,629   Alliance Data Systems Corp.*                                   4,653
   14,405   MasterCard, Inc. "A"                                          10,330
   80,024   Paychex, Inc.                                                  3,382
  160,656   Visa, Inc. "A"                                                31,596
                                                                      ----------
                                                                          49,961
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (9.2%)
   56,828   Akamai Technologies, Inc.*                                     2,543
   31,300   Baidu, Inc. ADR*                                               5,036
  302,161   eBay, Inc.*                                                   15,927
  388,484   Facebook, Inc. "A"*                                           19,525
   45,921   Google, Inc. "A"*                                             47,325
  127,330   IAC/InterActiveCorp.                                           6,798
   33,089   LinkedIn Corp. "A"*                                            7,401
  144,959   Yahoo! Inc.*                                                   4,774
                                                                      ----------
                                                                         109,329
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.6%)
   86,000   Cognizant Technology Solutions Corp. "A"*                      7,476
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.5%)
  341,700   Applied Materials, Inc.                                        6,099
                                                                      ----------
            SEMICONDUCTORS (2.8%)
  281,164   Altera Corp.                                                   9,447
  142,500   ARM Holdings plc ADR                                           6,725
   15,357   Broadcom Corp. "A"                                               410
  101,590   Microchip Technology, Inc.                                     4,364
  151,400   NXP Semiconductors N.V.*                                       6,377
  127,061   Xilinx, Inc.                                                   5,771
                                                                      ----------
                                                                          33,094
                                                                      ----------
            SYSTEMS SOFTWARE (4.2%)
  126,525   Check Point Software Technologies Ltd.*                        7,341
  684,496   Microsoft Corp.                                               24,197
   26,554   NetSuite, Inc.*                                                2,679
  359,622   Oracle Corp.                                                  12,047
   62,000   Servicenow, Inc.*                                              3,386
                                                                      ----------
                                                                          49,650
                                                                      ----------
            Total Information Technology                                 369,340
                                                                      ----------
            MATERIALS (2.9%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (2.0%)
  230,349   Monsanto Co.                                                  24,159
                                                                      ----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES   SECURITY                                                                              (000)
-------------------------------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (0.9%)
   67,800   Ecolab, Inc.                                                                   $      7,187
   15,589   Sherwin-Williams Co.                                                                  2,930
                                                                                           ------------
                                                                                                 10,117
                                                                                           ------------
            Total Materials                                                                      34,276
                                                                                           ------------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
    4,190   Verizon Communications, Inc.                                                            212
                                                                                           ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
  100,400   SBA Communications Corp. "A"*                                                         8,782
                                                                                           ------------
            Total Telecommunication Services                                                      8,994
                                                                                           ------------
            Total Common Stocks (cost: $804,443)                                              1,179,794
                                                                                           ------------
            MONEY MARKET INSTRUMENTS (0.6%)

            MONEY MARKET FUNDS (0.6%)
6,753,000   State Street Institutional Liquid Reserve Fund, 0.07% (a)                             6,753
                                                                                           ------------
            Total Money Market Instruments (cost: $6,753)                                         6,753
                                                                                           ------------
            TOTAL INVESTMENTS (COST: $811,196)                                             $  1,186,547
                                                                                           ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $   1,179,794     $        --     $         --     $   1,179,794
Money Market Instruments:
  Money Market Funds                           6,753              --               --             6,753
-------------------------------------------------------------------------------------------------------
Total                                  $   1,186,547     $        --     $         --     $   1,186,547
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $377,662,000 and $2,311,000, respectively, resulting in net unrealized appreciation of $375,351,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,189,497,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2013.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10
ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------